Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 165,557	$ 173,735
Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	15,360	15,485
Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	40,901	36,207
Total
Disclosure of detailed information about financial instruments [line items]
Carrying value	56,261	51,692
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,001	3,388
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,284	3,531
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,270	5,727
Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,883	2,035
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	922	804
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,892	9,569
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,174	4,218
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	13,143	12,885
Canada | Total
Disclosure of detailed information about financial instruments [line items]
Carrying value	23,035	22,454
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,546	1,765
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,762	1,892
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,025	4,138
Canada | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,779	1,094
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	780	680
United States | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,439	5,907
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	17,238	14,596
United States | Total
Disclosure of detailed information about financial instruments [line items]
Carrying value	22,677	20,503
United States | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,455	1,623
United States | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,522	1,639
United States | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,245	1,589
United States | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,104	941
United States | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	113	115
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	29	9
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,923	4,111
United Kingdom | Total
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,952	4,120
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	29	9
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,597	4,615
Other | Total
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,597	4,615
Other | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0	$ 0